Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Summary of Investments - Other than Investments in Related Parties

Type of investment	Cost (1)	Fair value	Amount at which shown in the consolidated balance sheets
Fixed-maturity securities:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,682,642	1,755,324	1,755,324
Agencies not backed by the full faith and credit of the U.S. government	10,474	10,514	10,514
States and political subdivisions	8,533,503	8,998,534	8,998,534
Foreign government	269,608	272,167	272,167
Public utilities	5,798,475	6,222,198	6,222,198
Corporate securities	50,603,848	50,946,485	50,946,485
Mortgage-backed securities	12,263,037	12,497,799	12,497,799
Collateralized mortgage obligations	9,208	10,283	10,283
Collateralized debt obligations	9,738	21,164	21,164

Total fixed-maturity securities, available-for-sale	79,180,533	80,734,468	80,734,468

Fixed-maturity securities, at fair value through income:
U.S. government	36,474	37,111	37,111

Total fixed-maturity securities, trading	36,474	37,111	37,111

Fixed-maturity securities, held-to-maturity:
Corporate securities	55	65	55
Collateralized debt obligations	—	5,214	—

Total fixed-maturity securities, held-to-maturity	55	5,279	55

Total fixed-maturity securities	79,217,062	80,776,858	80,771,634

Equity securities:
Equity securities, available-for-sale:
Common stocks:
Industrial and miscellaneous	71,005	68,611	68,611
Equity securities, trading:
Common stocks:
Industrial and miscellaneous	299,017	292,816	292,816

Total equity securities	370,022	$361,427	361,427

Other investments:
Mortgage loans on real estate, net	8,788,018	9,042,293	8,788,018
Short-term securities	4,454	4,454	4,454
Derivatives	591,609	591,609	591,609
Loans to affiliates	33,005	32,733	33,005
Policy loans	163,129	163,129	163,129
Acquired loans	224,083	271,927	224,083
Other invested assets	92,977	92,977	92,977

Total other investments	9,897,275	10,199,122	9,897,275

Total investments	$89,484,359	91,337,407	$91,030,336

(1)	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.